Segment and Geographic Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 Segments	Dec. 31, 2024 Segments
Segment and Geographic Information [Abstract]
Number of reportable segments	1	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, which is our Chief Executive Officer, in deciding how to allocate resources and in assessing performance. We manage our business globally within one operating segment in accordance with ASC Topic 280, Segment Reporting (“ASC 280”). Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Operating segment	1	1